STATEMENT OF INVESTMENTS
Dreyfus Technology Growth Fund

May 31, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.7%
Commercial & Professional Services - 2.0%
CoStar Group	11,601	[a]	5,912,334
Media & Entertainment - 14.7%
Alphabet, Cl. C	7,912	[a]	8,731,920
Netflix	36,817	[a]	12,638,540
Spotify Technology	21,565	[a]	2,708,133
Tencent Holdings	213,200		8,841,616
Twitter	279,614	[a]	10,189,134
			43,109,343
Retailing - 3.6%
Alibaba Group Holding, ADR	70,338	[a]	10,498,650
Semiconductors & Semiconductor Equipment - 20.3%
Broadcom	36,161		9,099,554
Cree	77,569	[a,b]	4,277,155
Microchip Technology	99,270	[b]	7,944,578
Qualcomm	181,210		12,108,452
Taiwan Semiconductor Manufacturing, ADR	252,991	[a]	9,702,205
Texas Instruments	71,650		7,473,812
Xilinx	85,379		8,735,125
			59,340,881
Software & Services - 51.5%
Adobe	53,703	[a]	14,548,143
Amazon.com	8,667	[a]	15,384,532
HubSpot	26,355	[a]	4,566,794
International Business Machines	84,962		10,789,324
Microsoft	91,861		11,361,368
Oracle	180,697		9,143,268
Palo Alto Networks	30,235	[a]	6,051,233
PayPal Holdings	122,759	[a]	13,472,800
salesforce.com	96,815	[a]	14,658,759
ServiceNow	29,491	[a]	7,724,578
Splunk	75,086	[a]	8,559,053
Square, Cl. A	210,222	[a,b]	13,023,253
Twilio, Cl. A	47,061	[a,b]	6,211,581
Visa, Cl. A	72,427	[b]	11,684,648
Zendesk	39,890	[a]	3,360,733
			150,540,067
Technology Hardware & Equipment - 7.0%
Cisco Systems	235,565		12,256,447

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 99.7% (continued)
Technology Hardware & Equipment - 7.0% (continued)
Corning		179,563		5,178,597
FLIR Systems		61,668		2,980,414
				20,415,458
Telecommunication Services - .6%
Bandwidth, Cl. A		23,583	[a]	1,711,418
Total Common Stocks (cost $213,497,531)				291,528,151
	1-Day Yield (%)
Investment Companies - 1.4%
Registered Investment Companies - 1.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $3,924,624)	2.4	3,924,624	[c]	3,924,624
Total Investments (cost $217,422,155)		101.1%		295,452,775
Liabilities, Less Cash and Receivables		(1.1%)		(3,079,796)
Net Assets		100.0%		292,372,979

ADR—American Depository Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At May 31, 2019, the value of the fund’s securities on loan was $19,127,392 and the value of the collateral held by the fund was $19,651,878, consisting of U.S. Government & Agency securities.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Technology Growth Fund

May 31, 2019 (Unaudited)

The following is a summary of the inputs used as of May 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Common Stocks†	282,686,535	8,841,616	††	-	291,528,151
Investment Companies	3,924,624	-		-	3,924,624

† See Statement of Investments for additional detailed categorizations.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit

NOTES

of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2019, accumulated net unrealized appreciation on investments was $78,030,620, consisting of $90,703,296 gross unrealized appreciation and $12,672,676 gross unrealized depreciation.

At May 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.